ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Government authorities	$ 5,009	$ 3,419
Accrued royalties to the IIA (Note 10a)	259	251
Accrued expenses	8,638	11,223
Accrued expenses and other liabilities	$ 13,906	$ 14,893